SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16: SUBSEQUENT EVENTS

The Company has evaluated subsequent events from June 30, 2026 through the date these interim financial statements were issued, in accordance with ASC 855, Subsequent Events. No events were identified that require adjustment to the accompanying financial statements. All subsequent events identified are non-recognized subsequent events.

Acquisition of Blue Ribbon Ice Inc.

On July 1, 2026, the Company completed the acquisition of a 60% controlling interest in Blue Ribbon Ice Inc. (“BRI”) pursuant to an Acquisition Agreement with BRI and its sole shareholder. As consideration for the acquisition, the Company issued 58,824 shares of its common stock, will pay $250,000 in cash and assumed certain outstanding indebtedness of BRI, subject to the terms of the Acquisition Agreement. Following the transaction, the Company controls BRI, while the seller retained a 40% noncontrolling ownership interest.

The Acquisition Agreement also provides for contingent consideration based on BRI’s future financial performance through 2030 and includes contractual rights that may require the Company to purchase the BRI’s remaining ownership interest over specified future periods, subject to the terms of the agreement.

The Company expects to account for the acquisition as a business combination under ASC 805, Business Combinations. The initial accounting for the business combination is incomplete as of the date these condensed consolidated financial statements were available to be issued because the Company has not yet completed the valuation of the assets acquired, the liabilities assumed, the non-controlling interest, and the resulting goodwill. Accordingly, the Company is unable to present the provisional amounts of consideration transferred and of the identifiable assets and liabilities recognized at the acquisition date. The amounts recognized are provisional and may be adjusted during the measurement period, which will not exceed one year from the acquisition date, as the Company obtains the information necessary to identify and measure the acquisition-date fair values of the assets acquired and liabilities assumed. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Purchase Order Financing Advance

On April 8, 2026, the Company’s wholly owned subsidiary, Keen Labs Operations, Inc., received an additional advance under the previously disclosed factoring and security agreement, as amended, with its lender. Pursuant to a supplier letter agreement among the lender, Keen Labs Operations, Inc. and a third-party vendor, the lender remitted approximately $134,000 directly to the vendor, representing the balance due on an approved purchase order, net of a deposit previously paid by Keen Labs Operations, Inc. and a warranty holdback payable upon delivery and acceptance of the goods. The advance is governed by the existing terms of the facility, with charges accruing at 1.625% per 15-day period from the date of advance until the related invoice is verified and funded. The obligation is secured by substantially all assets of the applicable obligors under the facility’s cross-collateralization and cross-default provisions and is guaranteed by the Company.

In July 2026, Keen Labs Operations, Inc. received two additional advances under the same facility relating to separate approved purchase orders. The related invoices totaled approximately $956,000, against which the lender advanced approximately $813,000, with approximately $143,000 retained as holdbacks. On August 6, 2026, approximately $432,000 of the financed proceeds were released from escrow, including approximately $321,000 remitted to the applicable vendor and approximately $111,000 remitted to Keen Labs Operations, Inc. Charges on these advances accrue at 1.55% for the initial 30-day period, plus 0.55% for each 10-day period thereafter, from the date of advance until the related invoices are verified and funded. These advances are secured and guaranteed on the same basis as the facility’s existing terms described above. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Senior Secured Notes

On August 7, 2026, the Company entered into a non-binding term sheet with an institutional investor for up to $5,000,000 in net proceeds of senior secured notes, comprised of two $2,500,000 notes bearing 10% and 12.5% original issue discount, respectively, with cash interest at 10% and 12.5% per annum guaranteed for the first twelve months. The first note is secured by a first priority lien on the Company’s 160,000,000 shares of Blue Cloud Softech Solutions Ltd. and matures on the earlier of twelve months or 30 days after expiration of the related share lock-up. The second note automatically converts to preferred stock upon the Company’s up-listing to a national securities exchange, carrying a 10% dividend and convertible into common stock beginning six months thereafter at the up-listing price. The investor will also receive five-year warrants covering 50% of the combined principal, exercisable at the pre-closing volume-weighted average price. The transaction is subject to due diligence, definitive documentation, and other customary closing conditions, and there can be no assurance it will close on these terms or at all.

Proceeds are expected to repay approximately $2,600,000 of institutional convertible notes, $650,000 of shareholder loans, and up to $550,000 of merchant cash advance and trade loan obligations, with the balance for working capital. In connection with the financing, substantially all other outstanding convertible notes are expected to convert automatically at the up-listing price upon an up-listing.

This financing, if consummated, is intended to address a portion of the Company’s near-term liquidity requirements, including the repayment of higher-cost debt obligations described above, and is secured by an asset already reflected on the Company’s balance sheet rather than requiring a new capital contribution. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Short-Term Bridge Loans

On July 17, 2026 and July 21, 2026, the Company issued two short-term promissory notes (collectively, the “Bridge Notes”) to the same unaffiliated third-party lender under its existing bridge financing arrangement, in an aggregate principal amount of $260,000. The material terms of the individual Bridge Notes are summarized below.

On July 17, 2026, the Company issued a short-term promissory note (the “First Bridge Note”) to the same unaffiliated third-party lender in the principal amount of $110,000. The First Bridge Note bears interest at a rate of 20% per annum, computed on a simple interest basis on a 360-day year, and matures 60 days from the date of disbursement, on or about September 15, 2026. In addition, the Company agreed to pay the lender a facilitation fee of $2,200 (representing 2% of the principal amount), which is fully earned on the date of disbursement and payable in full at maturity together with the principal and accrued interest. The First Bridge Note does not contain conversion or other equity-linked features. Upon an Event of Default, outstanding amounts bear interest at an accelerated default rate of 26% per annum, and a late payment charge equal to 2% of the then-outstanding balance becomes payable. The First Bridge Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

On July 21, 2026, the Company issued a short-term promissory note (the “Second Bridge Note”) to the same unaffiliated third-party lender in the principal amount of $150,000. The Second Bridge Note bears interest at a rate of 20% per annum, computed on a simple interest basis on a 360-day year, and matures 60 days from the date of disbursement, on or about September 19, 2026. In addition, the Company agreed to pay the lender a facilitation fee of $3,000 (representing 2% of the principal amount), which is fully earned on the date of disbursement and payable in full at maturity together with the principal and accrued interest. The Second Bridge Note does not contain conversion or other equity-linked features. Upon an Event of Default, outstanding amounts bear interest at an accelerated default rate of 26% per annum, and a late payment charge equal to 2% of the then-outstanding balance becomes payable. The Second Bridge Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

On August 4, 2026, the Company drew an additional tranche (the “Third Bridge Loan”) of $100,000 under the Bridge Loan Agreement with the same unaffiliated third-party lender, evidenced by a tranche disbursement and receipt certificate designated Tranche T-8. The Company agreed to pay the lender a tranche fee of $10,000 (representing 10% of the principal amount), resulting in a total amount payable at maturity of $110,000. The Third Bridge Loan matures 60 days from the date of disbursement, on or about October 4, 2026. Proceeds were applied to working capital and general corporate purposes in accordance with the terms of the Bridge Loan Agreement. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Convertible Promissory Note Issuances

On July 1, 2026, the Company closed one convertible note financing with an unaffiliated institutional accredited investors, with face principal of $150,000 and a purchase price of $135,000. The note is accompanied by the issuance of 2,000 commitment shares. Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. The material terms of the individual transactions, which are substantially identical, are summarized below. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

On July 1, 2026, the Company issued a 12% convertible redeemable note (the “First July Note”) to an institutional accredited investor in the principal amount of $122,000, for a purchase price of $110,000, reflecting an original issue discount of $12,000. The investor withheld $5,000 from the purchase price to cover legal fees, resulting in net proceeds to the Company of approximately $105,000. The First July Note matures on July 1, 2027 and bears interest at a rate of 12% per annum, payable in shares of the Company’s common stock. Beginning on the six-month anniversary of issuance, the holder may convert outstanding principal and accrued interest into shares of the Company’s common stock at a conversion price equal to 65% of the lowest trading price of the common stock during the fifteen trading days preceding the applicable conversion date (55% while the Company’s shares are subject to a DTC “chill”), subject to a 4.99% beneficial ownership limitation, which may be increased up to 9.9% upon 60 days’ prior written notice by the holder. The note may be prepaid, subject to premiums ranging from 105% to 140% of principal and accrued interest depending on the timing of prepayment, and may not be prepaid after the 180th day following issuance. The Company has reserved 169,669 shares of its common stock for conversions under the note. The related Securities Purchase Agreement was executed on July 1, 2026, with closing occurring on the same date. Proceeds were applied to working capital and general corporate purposes. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

On July 1, 2026, the Company issued a second 12% convertible redeemable note (the “Second July Note”) to a separate institutional accredited investor on substantially identical terms, in the principal amount of $122,000, for a purchase price of $110,000, reflecting an original issue discount of $12,000. The investor withheld $5,000 from the purchase price to cover legal fees, resulting in net proceeds to the Company of approximately $105,000. The Second July Note matures on July 1, 2027 and carries the same interest rate, conversion mechanics, prepayment premium schedule, and share reserve as the First July Note described above. The related Securities Purchase Agreement was executed on July 1, 2026, with closing occurring on the same date. Proceeds were applied to working capital and general corporate purposes. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

On July 9, 2026, the Company entered into a Securities Purchase Agreement with an institutional accredited investor, pursuant to which the Company issued a 14% convertible redeemable note (the “July 9 Note”) in the principal amount of $90,000, for a purchase price of $82,000, reflecting an original issue discount of $8,000. The Company reimbursed the investor $2,000 for legal fees, resulting in net proceeds to the Company of approximately $80,000. The Company issued the investor 525 restricted shares of common stock as additional consideration for the purchase of the July 9 Note, deemed earned in full upon funding, and agreed to include the securities in its next scheduled periodic report filed with the SEC. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

The July 9 Note carries a one-time guaranteed interest charge of 14% per annum, equal to $13,000, which is added to the principal balance and payable at the maturity date of July 9, 2027, resulting in a total repayment obligation of $103,000. Principal is repayable in six scheduled installments of $17,000 each, commencing 180 days after issuance and continuing at thirty-day intervals thereafter, with any remaining balance due at maturity. Any amount not paid when due bears interest at the lesser of 24% per annum or the maximum amount permitted by applicable law. If the Company fails to maintain its eligibility with the Depository Trust Company, the principal balance increases by $15,000, and failure to timely deliver conversion shares triggers liquidated damages of $2,000 per day. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Following an Event of Default, the holder may convert outstanding amounts into shares of the Company’s common stock at a fixed conversion price of $10.00 per share or, if the Event of Default remains uncured, at the holder’s election, 75% of the lowest trading price of the common stock during the 10 trading days preceding the applicable conversion notice, in each case subject to a 4.99% beneficial ownership limitation. The Company has reserved 53,700 shares of its common stock for conversions under the note. The related Securities Purchase Agreement contains a most-favored-nation provision in favor of the investor and a covenant restricting short sales of the Company’s common stock by the investor. The July 9 Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes.

On July 18, 2026, the Company issued a convertible promissory note (the “July 18 Note”) to an institutional accredited investor in the principal amount of $150,000, for a purchase price of $135,000, reflecting an original issue discount of $15,000. The July 18 Note carries a one-time interest charge of 12% applied to the principal amount on the issuance date, equal to $18,000, which is guaranteed and fully earned as of the issuance date, resulting in a total repayment obligation of $168,000 due at maturity on July 18, 2027. The note may not be prepaid except upon three trading days’ prior written notice, in which case the Company must pay 100% of outstanding principal and accrued interest plus a $750 administrative fee. Any amount not paid when due bears interest at the lesser of 22% per annum or the maximum amount permitted by applicable law. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Repayment is structured through eight scheduled amortization payments: six installments of $24,000 commencing 140 days after the closing date and continuing at 30-day intervals thereafter, a seventh installment of $23,000, and a final payment of the remaining outstanding balance due at maturity. The holder may convert outstanding principal and interest into shares of the Company’s common stock at any time on or after the earlier of an Event of Default or a missed amortization payment, at a conversion price equal to 65% of the lowest traded price of the common stock during the fifteen trading days preceding the applicable conversion date, subject to a 4.99% beneficial ownership limitation and a $1,750 holder fee deducted from each conversion amount. The Company has agreed to reserve the greater of 1,000,000 shares or three times the number of shares issuable upon full conversion of the note. The note includes a most-favored-nation provision covering future financings and a full-ratchet anti-dilution adjustment to the conversion price in the event the Company issues securities at an effective price lower than the then-applicable conversion price. The July 18 Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, is governed by Delaware law, and is subject to binding arbitration of disputes. Proceeds were applied to working capital and general corporate purposes.

On August 17, 2026, the Company issued an unsecured convertible promissory note to an institutional accredited investor in the principal amount of $250,000, for a purchase price of $225,000, reflecting an original issue discount of $25,000. After $11,000 of legal and due diligence costs withheld by the investor, net proceeds to the Company were approximately $214,000. The note bears interest at 10% per annum, with the first twelve months of interest, equal to $25,000, guaranteed and earned upon issuance, and matures on August 17, 2027. Repayment is structured through six monthly amortization payments of approximately $39,000 commencing 180 days after closing, with the remaining balance due at maturity. Following an Event of Default or missed amortization payment, the holder may convert outstanding amounts into shares of the Company’s common stock at 75% of the lowest traded price during the fifteen trading days preceding conversion, subject to a 4.99% beneficial ownership limitation. The note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506(b) of Regulation D. Proceeds are to be used for business development and general working capital. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Private Placement of Common Stock

On August 4, 2026, the Company entered into subscription agreements with three unaffiliated accredited investors for the sale of an aggregate of 122,500 shares of common stock at a purchase price of $4.00 per share, for aggregate gross proceeds of $490,000. The shares were sold in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506(b) of Regulation D promulgated thereunder. Proceeds were applied to working capital and general corporate purposes. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

Merchant Cash Advance Agreement

On July 9, 2026, the Company’s wholly owned subsidiaries, ConnectM Babione LLC and Bourque Heating & Cooling Co., Inc., entered into a Future Receivables Sale and Purchase Agreement (the “MCA Agreement”) with an unaffiliated third-party purchaser, pursuant to which the subsidiaries sold $142,000 of future receivables for a purchase price of $100,000. After deduction of $5,000 in underwriting and related fees and a $6,000 fee payable to a third-party broker, net funds of $95,000 were provided to the subsidiaries. The specified percentage of daily receipts to be remitted to the purchaser is 16.39%, with an initial estimated daily remittance of $946.67 (or, at the subsidiaries’ election so long as the agreement remains in good standing, a weekly remittance of $4,733.33), and an estimated collection term of 150 days, subject to reconciliation based on actual receipts. As structured, the transaction is a sale of future receivables rather than a loan and does not bear a stated interest rate; the agreement discloses an estimated annual percentage rate of approximately 79% based on the assumed collection period. An officer of the Company provided a personal guaranty of the subsidiaries’ performance obligations under the MCA Agreement. The agreement contains customary covenants restricting the subsidiaries from incurring additional receivables-based financing (“stacking”) without the purchaser’s prior written consent. Proceeds were applied to working capital and general corporate purposes. Management is currently evaluating the accounting implications of this subsequent event, including the appropriate recognition, measurement, classification and disclosure, as applicable, and the accounting assessment has not yet been concluded.

NOTE 20: SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below or within these consolidated financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in these consolidated financial statements.

Non-Cash Asset Agreement

On January 1, 2026, the Company transferred all HVAC business assets and operations conducted under the Air Temp Service Co. trade name to A.T.S. Heating & Cooling LLC (“ATS LLC”), a New Jersey limited liability company, pursuant to a Non-Cash Business Asset Transfer Agreement. The transaction involved no cash consideration. ATS LLC did not assume any pre-existing liabilities of the Company, and all obligations arising prior to the Effective Date remain solely with the Company.

The Company retained a 1% non-voting, non-distributing equity interest in ATS LLC solely for participation in a shared health benefits arrangement, and is entitled to 2% of net proceeds should ATS LLC be sold within 24 months of the Effective Date. The Company is subject to a five-year non-compete covenant within ATS LLC’s service territories.

Management does not expect this transaction to have a material adverse effect on the Company’s ongoing operations.

Minority investment in Sun Solar

On January 5, 2026, the Company entered into an acquisition agreement to acquire a 40% equity interest in Sun Solar LLC (“Sun Solar”), a U.S.-based residential and small-commercial solar developer and installer.

Pursuant to the acquisition agreement, the Company acquired 400,000 membership interests, representing 40% of the issued and outstanding membership interests of Sun Solar, from the sole member of Sun Solar. As consideration for the acquired interests, the Company agreed to issue 468,750 shares of its common stock to the seller (the “Exchange Shares”).

The investment is intended to establish Sun Solar as a strategic installation and distribution channel for ConnectM’s home energy and electrification solutions, including solar panels, battery storage systems and related energy technologies developed by the Company’s subsidiary, Keen Labs. In connection with the investment, the Company expects to support Sun Solar’s growth through product supply, technology integration and operational support, including the deployment of solar-plus-storage systems designed to participate in virtual power plant (“VPP”) programs.

The Company is also evaluating consolidating certain of its solar installation activities within the Sun Solar platform and may deploy additional capital to expand installation capacity and geographic reach.

The Company is evaluating the accounting treatment of the investment and currently expects the investment to be accounted for under the equity method as a minority investment, based on the Company’s ownership interest and level of influence over Sun Solar.

Sun Solar Managed Services Agreement

On January 6, 2026, the Company, through its subsidiary Keen Labs Operations, Inc. (“Keen Labs”), entered into a managed services agreement with Sun Solar LLC (“Sun Solar”). Pursuant to the agreement, Keen Labs will provide certain procurement, marketing and lead generation, and working capital loan-related services to Sun Solar.

Under the agreement, Keen Labs is entitled to fees equal to 40% of the gross revenues received by Sun Solar from its customers, calculated on a weekly basis and payable in accordance with the terms of the agreement. The agreement will remain in effect until terminated by either party in accordance with its terms.

The Company expects the agreement to support activity within its Home and Building Electrification business. Revenue, if any, will be recognized in accordance with ASC 606, Revenue from Contracts with Customers, as the underlying services are performed.

Greentech Renewables Heat Pump Distribution Deal

On November 10, 2025, the Company announced it had entered into a distribution agreement with Greentech Renewables (“Greentech”), a U.S. distributor of solar and electrical products, for the sale and distribution of the Company’s Keen-branded high-efficiency heat pumps and related smart controls. The agreement is intended to expand the Company’s distribution reach across Greentech’s national contractor network and support broader adoption of the Company’s heat-pump technology developed by its subsidiary, Keen Labs.

Initial order – In connection with the agreement, Greentech placed an initial purchase order totaling approximately $1,700,000, covering indoor/outdoor hyper-heat units, multizone outdoor units, thermostats, and electric heat kits. This order was fulfilled as of December 31, 2025.

Subsequent orders – Subsequent to December 31, 2025, Greentech placed additional purchase orders for Keen heat pumps and related products. Greentech placed a follow-on order totaling approximately $865,000 in January 2026, and approximately $1,000,000 in February 2026, thereby increasing the cumulative purchase commitments to approximately $1,865,000 subsequent to December 31, 2025.

Acquisition of Harry Kahn Associates, Inc.

In April, 2026, the Company completed the acquisition of Harry Kahn Associates, Inc. (“HKA”). Consideration consisted of 12,500 shares of the Company’s common stock. In connection with the transaction, HKA issued a $203,072 promissory note to the Company. No cash was paid to the sellers and no third-party indebtedness was assumed.

HKA is a leading provider of logistics support analysis databases, technical manuals, and training materials for the U.S. Department of Defense, the U.S. Coast Guard, and major defense OEMs including Boeing, Northrop Grumman, and Lockheed Martin. HKA has maintained an uninterrupted contracting relationship with the Naval Air Systems Command since 1976, holds ISO 9001:2015 certification for technical data development, and has supported programs across all branches of the U.S. military.

The acquisition expands the Company’s technology platform into the defense and government infrastructure market, positioning Keen Labs’ AI and data analytics capabilities to address predictive maintenance, lifecycle sustainment, and logistics intelligence applications across mission-critical military systems. Management believes HKA’s long-standing government relationships and structured operational datasets, combined with the Company’s technology platform, create meaningful growth opportunity in the multi-tens-of-billions-of-dollars global defense sustainment market.

The Company is accounting for the transaction as a business combination under ASC 805 and is in the process of evaluating the related accounting, including the preliminary purchase price allocation. The acquisition is a nonrecognized subsequent event under ASC 855 and therefore is disclosed, but not reflected, in the consolidated financial statements as of December 31, 2025.

Sale of Green Energy Gains

On March 20, 2026, the Company entered into an Asset Purchase Agreement with Forge Team, Inc. pursuant to which the Company agreed to sell certain assets of its Green Energy Gains (“GEG”) business, an energy audit and weatherization operation based in Massachusetts.

The assets sold include the GEG trade name and brand, customer relationships and data, backlog and scheduled appointments, and certain equipment and other tangible assets. The transaction excludes cash, accounts receivable, and liabilities, all of which were retained by the Company.

Total consideration for the transaction is $100,000, consisting of $50,000 payable at closing and $50,000 subject to holdback provisions tied to the delivery of certain disclosures and the successful transition of operations.

The Company has agreed to provide transition support services for a period of up to 60 days following closing. In addition, the Company remains responsible for liabilities associated with services performed prior to closing.

Reverse stock split

At a special meeting of stockholders held on January 15, 2026, the stockholders approved a reverse stock split of the Company’s Common Stock at a ratio between 1-for-5 and 1-for-50, with the final ratio to be determined by the Company’s Board of Directors.

On March 26, 2026, the Board of Directors approved a 1-for-32 reverse stock split and authorized the Company to effect the reverse stock split at 4:01 p.m. (Eastern Time) on April 17, 2026, with trading on a split-adjusted basis expected to commence on April 20, 2026, subject to regulatory approval and completion of applicable procedures. The reverse stock split will result in one share of Common Stock being issued for each 32 shares outstanding, with fractional shares rounded up to the nearest whole share.

The Company has filed, or is in the process of filing, the necessary documentation with applicable regulatory authorities, including FINRA, and is coordinating with its transfer agent and other parties to effect the reverse stock split.

Convertible note agreement issuances

Subsequent to December 31, 2025, the Company issued several unsecured convertible promissory notes to certain investors for aggregate gross proceeds of approximately $2,125,150. During January 2026, the Company issued four convertible promissory notes with aggregate principal of $1,077,150, and in February 2026, the Company issued two convertible promissory notes with principal of $478,000.

In addition, in March and April 2026, the Company issued additional convertible promissory notes with aggregate principal of $570,000, including (i) $224,000 issued on March 30, 2026, (ii) $150,000 issued on March 30, 2026, and (iii) an aggregate of $200,000 issued on April 2, 2026.

The notes bear interest and are convertible into shares of the Company’s common stock at the option of the holders in accordance with their respective terms. In certain instances, the Company issued shares of common stock as additional consideration in connection with these financings, and the notes may be issued at a discount to face value.

The notes were issued in private placements exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) and/or Regulation D. Proceeds were used for general corporate purposes and working capital.

Promissory note agreement and term loan issuances

Subsequent to December 31, 2025, the Company entered into several promissory note and term loan agreements with certain lenders, providing aggregate gross proceeds of approximately $1,310,000.

During January and February 2026, the Company issued multiple promissory notes, including notes with principal amounts of $500,000, and $230,000. In addition, the Company entered into term loan agreements with principal amounts of $500,000 and $80,000 with third-party lenders.

The promissory notes generally bear interest and mature within their respective contractual terms, and the term loans are repayable pursuant to scheduled principal and interest payments over their contractual terms.

In February 2026, the Company also entered into a first amendment to one of the previously issued promissory note agreements, which modified certain terms of the related financing.

The proceeds from these financings were used for working capital and general corporate purposes.

Merchant cash advance

On February 6, 2026, the Company entered into a business loan and security agreement with a lender pursuant to which it received $200,000 in funding (the “Initial MCA”). Under the terms of the agreement, the Company was required to make 24 weekly payments of approximately $11,833 for a total repayment amount of $284,000. The proceeds were used for working capital and general corporate purposes.

On March 16, 2026, the Company entered into a new business loan and security agreement with a lender for $650,000 (the “Refinanced MCA”), which refinanced and replaced the Initial MCA. After deducting an origination fee of approximately $32,800, the payoff of the remaining balance on the Initial MCA, and other applicable fees, net proceeds of approximately $428,400 were disbursed to the Company. The Refinanced MCA requires 36 weekly payments of approximately $25,639 for a total repayment amount of $923,000 and matures in November 2026. The agreement is secured by substantially all assets of the Company and certain of its subsidiaries, and is personally guaranteed by an officer of the Company. The proceeds were used for working capital and general corporate purposes. The agreement contains customary covenants, including restrictions on additional indebtedness and a prohibition on stacking (entering into additional merchant cash advances or similar financing arrangements without the lender’s consent). Early repayment is permitted without penalty, subject to a potential discount on interest as specified in the agreement.

On March 24, 2026, the Company entered into an additional business loan and security agreement with a lender pursuant to which it received $350,000 in funding. After deducting an origination fee of approximately $14,263, the Company received net proceeds of approximately $335,738, subject to potential reductions for repayment of prior obligations or other fees. The agreement requires 36 weekly payments of approximately $13,806 for a total repayment amount of $497,000 and matures on December 1, 2026.

The agreements are secured by substantially all assets of the Company and certain of its subsidiaries and include customary covenants, including restrictions on additional indebtedness and limitations on entering into additional merchant cash advance or similar financing arrangements without lender consent. Early repayment is permitted without penalty, subject to potential reductions in interest or fees as specified in the agreements. The proceeds from these financings were used for working capital and general corporate purposes.

Factoring and purchase order financing arrangement

On March 9, 2026, the Company, through its subsidiary Keen Labs Operations, Inc., entered into an addendum to its existing factoring and security agreement with a lender. The arrangement provides working capital through the purchase of receivables and approved purchase order financing, including supplier payments made directly by the lender.

Pursuant to the addendum, Keen Labs Operations, Inc. was added as an additional obligor and is jointly and severally liable with affiliated entities. The obligations are secured by substantially all assets of the applicable entities and include cross-collateralization and cross-default provisions.

The facility also includes customary enforcement mechanisms typical for arrangements of this type, including the ability to accelerate obligations and pursue collection remedies upon an event of default.